Taxation - Effective Income Tax Rate Reconciliation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Reconciliations of the income tax expenses
Mainland China statutory income tax rate	¥ 324,284		¥ 2,328,906	¥ 2,612,941
Tax effect of taxexempt entity and preferential tax rate	(618,638)		(797,326)	(1,613,371)
Change in valuation allowance	483,390		82,151	(1,814,100)
Tax effect of Super R&D Deduction and others	(402,584)		(954,781)	(1,055,404)
Share-based compensation expenses and other non-deductible expense	422,068		611,424	512,572
Income tax (benefit)/expense	¥ 157,707	$ 22,552	¥ 1,270,374	¥ (1,357,362)
Percent
PRC statutory tax rate (in percent)	25.00%	25.00%
Tax effect of tax-exempt entity and preferential tax rate	(47.70%)	(47.70%)
Change in valuation allowance	37.30%	37.30%
Tax effect of R&D Deduction	(31.00%)	(31.00%)
Share based compensation expenses and other non-deductible expense	32.50%	32.50%
Income tax (benefit)/expense	12.20%	12.20%
Mainland China
Reconciliations of the income tax expenses
other adjustments	¥ 24,090
Percent
other adjustments	1.90%	1.90%
Hong Kong
Reconciliations of the income tax expenses
other adjustments	¥ 2,379
Nontaxable items	(102,694)
Pillar Two	86,052
Effect on tax rates in different tax jurisdiction	¥ (55,961)
Percent
other adjustments	0.20%	0.20%
Nontaxable items	(7.90%)	(7.90%)
Pillar Two	6.60%	6.60%
Effect on tax rates in different tax jurisdiction	(4.30%)	(4.30%)
Cayman
Reconciliations of the income tax expenses
Effect on tax rates in different tax jurisdiction	¥ (7,376)
Percent
Effect on tax rates in different tax jurisdiction	(0.60%)	(0.60%)
Other non-Mainland China jurisdictions
Reconciliations of the income tax expenses
other adjustments	¥ 2,697
Percent
other adjustments	0.20%	0.20%